Fees And Commissions Income [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Details Of Fees And Commissions Income [Table Text Block]

	2012	2013	2014
	(in millions)
Trust fees	¥95,037	¥92,525	¥105,721
Fees on funds transfer and service charges for collections	139,840	137,338	139,974
Fees and commissions on international business	57,688	58,905	68,273
Fees and commissions on credit card business	149,946	149,671	157,227
Service charges on deposits	18,216	16,727	20,451
Fees and commissions on securities business	128,436	155,983	221,791
Fees on real estate business	23,610	28,041	34,715
Insurance commissions	33,686	33,472	39,669
Fees and commissions on stock transfer agency services	49,283	49,137	49,394
Guarantee fees	58,393	55,427	52,634
Fees on investment funds business	126,601	130,006	155,572
Other fees and commissions	219,227	253,642	248,695

Total	¥1,099,963	¥1,160,874	¥1,294,116